Related Party Transactions - Summary of Related Party Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties:
Company Affiliates	¥ 64,093	$ 9,823	¥ 88,929
Amounts due to related parties:
Company Affiliates			29,275
Affiliates	490	75	22,890
Shareholder Affiliates	36,978	5,667	8,022
Total	¥ 37,468	$ 5,742	¥ 60,187